Lease Obligations	12 Months Ended
Dec. 31, 2015
Lease Obligations [Text Block]

LEASE OBLIGATIONS

12 - 1 Capital leases

The Company leases certain of its equipment under capital leases. At December 31, 2015, this equipment consists of medical devices for an amount of € 249 thousand and vehicles for an amount of € 282 thousand. Future minimum lease payments under capital leases for the years ending December 31, 2015 are as follows:

December 31,

2016	254
2017	178
2018	84
2019	32
2020	11
Total minimum lease payments	559
Less: amount representing interest	(27)
Present value of minimum lease payments	531
Less: current portion	(238)
Long-term portion	294

Interest paid under capital lease obligations was € 24 thousand, € 27 thousand and € 35 thousand for the years ended December 31, 2015, 2014 and 2013, respectively.

12 - 2 Operating leases

As of December 31, 2015, operating leases having initial or remaining non-cancelable lease terms greater than one year consist of one lease for the facilities of TMS S.A. in Vaulx-en-Velin, France and several leases for facilities in Japan. The French lease contract signed on July 1, 2015 has a lease term of ten years expiring on June 30, 2025, including nine firm years.

Future minimum lease payments for these operating leases consist of the following amounts::

	France	Japan

2016	321	184
2017	321	139
2018	321	33
2019	321	-
2020	321	-
2021	321	-
2022	321	-
2023	321	-
2024	321	-
2025	152	-
Total	3,041	356

F- 20

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands of euros unless otherwise noted, except per share data)

Total rent expenses under operating leases amounted to € 772 thousand, € 742 thousand and € 693 thousand for the years ended December 31, 2015, 2014 and 2013, respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.